Equity (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$475	$351	$1,370	$1,180
Research and development, net	1,494	928	3,764	2,608
Selling, general and administrative	3,466	2,734	10,623	7,918
Total stock-based compensation expenses	$5,435	$4,013	$15,757	$11,706

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the nine months ended September 30, 2019 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2019	2,551,743	$30.82
Exercised	(242,317)	21.34
Forfeited	(218,568)	27.40
Options outstanding as of September 30, 2019	2,090,858	$32.28
Options exercisable as of September 30, 2019	1,600,304	$35.90

Summary of RSUs and PSUs activity

A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2019 is as follows:

		Weighted Average
	Number of RSUs and PSUs	Grant Date Fair Value
Unvested as of January 1, 2019	1,422,887	$20.17
Granted	1,564,182	26.61
Vested	(304,408)	20.47
Forfeited	(251,574)	22.19
Unvested as of September 30, 2019	2,431,087	$24.07

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2019 and 2018, respectively:

	Nine months ended September 30, 2019
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive income (loss) before reclassifications	1,689	(1,398)	291
Amounts reclassified from accumulated other comprehensive loss	(505)	-	(505)
Other comprehensive income (loss)	1,184	(1,398)	(214)
Balance as of September 30, 2019	$557	$(8,524)	$(7,967)

	Nine months ended September 30, 2018
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2018	$330	$(7,353)	$(7,023)

Other comprehensive income (loss) before reclassifications	(733)	(1,540)	(2,273)
Amounts reclassified from accumulated other comprehensive loss	386	95	481
Other comprehensive loss	(347)	(1,445)	(1,792)
Balance as of September 30, 2018	$(17)	$(8,798)	$(8,815)